Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit for the year	$ 3,232,826	$ 3,361,573	$ 4,954,435
Adjustments for:
Deferred income tax recognized in profit or loss	60,677	(91,869)	(627,090)
Current income tax recognized in profit or loss	1,064,301	1,246,847	1,711,534
Depreciation and amortization	1,286,443	1,226,917	1,075,788
Depreciation of right-of-use assets	302,804	0	0
Intangible impairment loss	73,733	21,430	0
(Gain) loss on disposal of plant and equipment	(85,937)	23,227	41,890
Interest income earned	(991,632)	(1,077,507)	(857,109)
Interest expense and financial expense	330,119	332,168	255,997
Unrealized foreign exchange loss on loans	(139,830)	43,400	82,600
Subtotal	5,133,504	5,086,186	6,638,045
Derivative financial instruments	(11,528)	(13,391)	15,129
Accounts receivable, net	(306,588)	200,145	162,906
Due from related parties	(13,575)	227	3,967
Inventories	(133,572)	149,738	(461,783)
Current and non-current biological assets	(66,582)	(236,179)	70,941
Prepaid expenses and other current assets	(95,201)	(493,442)	875,307
Assets held for sale	(3,848)	455	7,205
Trade payable and other accounts payable	(38,542)	457,941	(350,299)
Due to related parties	(70,810)	92,262	(134,714)
Income taxes paid	(1,302,902)	(1,787,959)	(1,405,256)
Employee benefits	184,992	49,853	57,946
Net cash provided by operating activities	3,275,348	3,505,836	5,479,394
Cash flows from investing activities:
Payments for acquisition of property, plant and equipment	(2,199,600)	(1,977,567)	(2,126,361)
Proceeds from sale of plant and equipment	197,059	32,455	35,175
Restricted cash	0	0	(24,058)
Investment in securities at fair value through profit or loss	363,784	577,773	(157,549)
Investment in securities at fair value through other comprehensive income	(315,761)	0	0
Other assets	24,244	(27,983)	2,125
Interest collected	991,632	1,077,507	857,109
Bussiness acquisition including advance payment	0	0	(2,494,862)
Collection of principal of loans granted to related parties	0	0	144,562
Net cash used in investing activities	(938,642)	(317,815)	(3,763,859)
Cash flows from financing activities:
Payment for repurchase of shares	(10,729)	(6,454)	(1,800)
Proceeds from issuance of repurchased shares	9,255	1,887	0
Dividends paid	(840,000)	(852,000)	(780,000)
Dividends paid to non-controlling interest	(1,985)	(1,131)	(1,081)
Proceeds from borrowings	4,839,000	3,370,400	5,378,915
Principal payment on loans	(4,808,163)	(3,588,067)	(4,246,100)
Interest paid on lease	(37,797)	0	0
Interest paid	(292,322)	(332,168)	(255,997)
Payments of lease liabilities	(325,207)	0	0
Net cash (used in) provided by financing activities	(1,467,948)	(1,407,533)	93,937
Net increase in cash and cash equivalents	868,758	1,780,488	1,809,472
Cash and cash equivalents at January 1	17,901,845	16,088,210	14,661,968
Effect of exchange rate fluctuations on cash and cash equivalents	(107,838)	33,147	(383,230)
Cash and cash equivalents at December 31	$ 18,662,765	$ 17,901,845	$ 16,088,210